INCOME TAXES - Tax Losses (Details) - Basque country in Spain, Luxembourg, Mexico, Poland and Switzerland $ in Millions	Dec. 31, 2025 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	$ 1,356
Unrecognized	25,708
Total	27,064
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	1
Unrecognized	48
Total	49
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	3
Unrecognized	201
Total	204
2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	23
Unrecognized	261
Total	284
2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	30
Unrecognized	102
Total	132
2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	118
Unrecognized	110
Total	228
2031 - 2046
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	1,181
Unrecognized	24,986
Total	$ 26,167